Material Definitive Agreement as Amended and Reverse Acquisition (Details Narrative) - shares	Dec. 31, 2023	Nov. 02, 2023	Jan. 31, 2024	Aug. 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares	260,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Plan Modification, Description and Terms		(i) that the Company take the actions necessary to amend its certificate of incorporation to increase the number of authorized shares of Common Stock from 50,000,000 shares of Common Stock to 500,000,000 shares of Common Stock, (ii) the receipt of the requisite stockholder approval, (iii) the receipt of the requisite third-party consents and (iv) compliance with the rules and regulations of The Nasdaq Stock Market.
Managing Member And C E O [Member]
Ownership percentage		27.00%
Michael Farkas [Member]
Ownership percentage		20.00%
Next NRG Holding Corp [Member]
Business Acquisition, Percentage of Voting Interests Acquired			100.00%	100.00%
Material Definitive Agreement [Member] | Common Stock [Member]
Shares, Issued				40,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		14,000,000
Material Definitive Agreement [Member] | Common Stock [Member] | Electric Vehicle And Battery [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		12,000,000
Material Definitive Agreement [Member] | Common Stock [Member] | Next Charging [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		14,000,000
Material Definitive Agreement [Member] | Common Stock [Member] | First Target [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		14,000,000